Related party transactions	12 Months Ended
Dec. 31, 2014
Related party transactions
Related party transactions

25Related party transactions

a)Amounts due to related parties consisted of the following:

	As of December 31,	As of December 31,
	2013	2014
	RMB	RMB
Short-term:
Payables to Hebei Jinglong Industry and Commerce Group Co., Ltd. (“Hebei Jinglong”)	13,462	8,040
Payables to Jing Wei Electronics Co., Ltd.(“Jing Wei”)	97,648	84,020
Payables to Xingtai Jinglong Electronics and Materials Co., Ltd.(“Xingtai Jinglong”)	60,807	63,633
Payables to Heibei Ningjin Songgong Electronics Co., Ltd. (“Songgong Electronics”)	37,456	17,302
Payables to Yangguang Guifeng Electronics Co., Ltd.(“Yangguang Guifeng”)	55,965	88,757
Payables to Ningjin Saimei Ganglong Electronics Co., Ltd. (“Saimei Ganglong”)	—	34,821
Payables to Hebei Jinglong Fine Chemical Co., Ltd. (“Fine Chemical”)	—	24,827
Others	61,552	17,917
Total amounts due to related parties	326,890	339,317

b)Amounts due from related parties consisted of the following:

	As of December 31,	As of December 31,
	2013	2014
	RMB	RMB
Short-term:

Advance to related party suppliers, net
Advances to Hebei Jinglong	113,000	60,000

Accounts receivable from related party customers, net
Receivables from JA Solar PV Electric (Lincheng) Co,. Ltd. (“Lin Cheng”)	—	109,407
Receivables from Hebei Jinglong	65,567	106,194
Receivables from Jing Wei	72,510	28,194
Receivables from Xingtai Jinglong	58,750	19,694
Receivables from Songgong Electronics	38,598	67,243
Receivables from Yangguang Guifeng	44,266	40,726
Receivables from others-short term	16,006	10,818

Amount due from related parties:
Loan to Yangzhou JA Property Co., Ltd. (“Yangzhou Property”)	40,000	40,000
Amount due from others-short term	3,436	7,890

Long-term:
Advances to Hebei Jinglong-long term	603	10,145

Total amounts due from related parties	452,736	500,311

c)Transactions with Hebei Jinglong

Wafer supply

In July 2006, the Group entered into a master long-term supply contract (the “Jinglong Long-term Supply Contract”) with Hebei Jinglong for the supply of silicon wafers. Hebei Jinglong is owned by the shareholders of the largest shareholder of the Company, Jinglong Group Co., Ltd. (“Jinglong BVI”), and thus, is a related party of the Company. Mr. Baofang Jin, our executive chairman, owns 32.96% equity interests in each of Hebei Jinglong and Jinglong BVI. The Jinglong Long-term Supply Contract had an initial term of four and half years, from July 2006 to December 2010, which automatically extended for another three years until the end of 2013. The Group has also entered into various short-term supply contracts with Hebei Jinglong for the supply of silicon wafers (together with the Jinglong Long-term Supply Contract the “Jinglong Supply Contracts”). Under the Jinglong Supply Contracts, Jinglong Group has agreed to supply the Group with silicon wafers at prevailing market prices with a reasonable discount and under prepayment arrangements. The Group has entered into various supplemental agreements to the Jinglong Supply Contracts to specify certain performance terms, including amendment of prepayment amounts and their utilization. The prepayment and delivery terms under the existing Jinglong Long-term Supply Contract had been revised subsequently in August 2007, September 2008, and February 2009.

The Group reviewed the contracts under ASC 815, Derivatives and Hedging, and ASC 810, Consolidation, and determined that they don’t contain an embedded derivative nor would the supplier contracts cause the supplier to be a variable interest entity.

For the years ended 31 December 2012, 2013 and 2014, the Group purchased RMB 191,339, RMB 205,047 and RMB 0 respectively, of silicon wafers from Jinglong Group under the Jinglong Supply Contracts.

Unused prepayments were RMB 113,603 and RMB 70,145 at December 31, 2013 and 2014, respectively, and were recorded in advances to related party supplier in the consolidated balance sheet.

Outsourcing service

The Group outsourced wafer processing services to Hebei Jinglong, who helped the Group turn polysilicon into wafers. The outsourcing service fee was RMB17,899, RMB 1,024 and RMB 320 for Hebei Jinglong for the years ended December 31, 2012, 2013 and 2014 respectively.

Management fees and leasing

The Group leases properties from Hebei Jinglong and another related party under operating lease agreements. The Group incurred rental expenses under operating lease agreements to Hebei Jinglong in the amounts of RMB 12,000, RMB 42,089 and RMB 47,352 for the years ended December 31, 2012, 2013 and 2014, respectively.

d)Transactions with other related parties

	For the year ended December 31, 2012	For the year ended December 31, 2013	For the year ended December 31, 2014
	RMB	RMB	RMB
Sales of products
Subsidiaries of Hebei Jinglong	172,623	394,974	73,215
Ningjin Songgong	67,393	1,531	—
Others	3,204	—	115,382
Total	243,220	396,505	188,597

Purchase of products
Subsidiaries of Hebei Jinglong	464,511	609,635	1,079,882
Ningjin Songgong	350,685	35,504	—
Others	12,515	—	—
Total	827,711	645,139	1,079,882

Processing service
Subsidiaries of Hebei Jinglong	19,086	7,124	14,735
Others	7,618	—	—
Total	26,704	7,124	14,735

Purchase of equipment and building
Subsidiaries of Hebei Jinglong	2,481	1,967	2,543
Yangzhou Property	—	—	77,398
Total	2,481	1,967	79,941

Sales of equipment
Subsidiaries of Hebei Jinglong	—	5,000	—
Total	—	5,000	—

Provide entrusted loan
Yangzhou Property	—	40,000	40,000
Total	—	40,000	40,000

Provide Guarantee
Yangzhou Property	—	20,000	—
Total	—	20,000	—

Receive Guarantee
Hebei Jinglong	—	228,000	672,047
Yangzhou Property	—	50,000	80,000
Total	—	278,000	752,047

As of December 31, 2014, the Group provided no guarantees to related parties while as of December 31, 2013, the Group provided guarantees to Yangzhou Property for a short-term borrowing with a principal of RMB 20,000. Meanwhile, the Group received guarantees from Yangzhou Property for a short-term borrowing with a principal of RMB 50,000 and RMB 80,000 in 2013 and 2014, respectively. No amounts have been accrued as a loss contingency related to this guarantee because payment by the Group is not probable. The fair value of the guarantee as of December 31, 2014 was not material. In addition, in June 2013, the Company provided an entrustment loan to Yangzhou Property with a principal of RMB 40,000, with an annual interest rate of 6.6% and will be due for repayment in one year.   In 2014, the repayment date for the entrustment loan is extended to June 8, 2015. In 2014, the Group purchased a block of building from Yangzhou Property for a consideration of RMB 77,398, which was based on the fair value of the building.

The Group considers that these transactions were carried out at arm’s length with prices comparable to other similar transactions with unrelated third parties.